T. ROWE PRICE Retirement 2030 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 25.9%
T. Rowe Price Funds:
New Income Fund  1,847,760 66,318 278,760 192,260,665 1,553,466
International Bond Fund (USD
Hedged)  640,106 62,348 72,619 69,719,283 557,057
U.S. Treasury Long-Term Index
Fund  575,891 99,616 62,347 68,793,751 555,854
Dynamic Global Bond Fund  517,113 61,304 115,891 48,086,553 407,774
Limited Duration Inflation
Focused Bond Fund  577,553 74,209 275,313 73,519,388 341,130
Emerging Markets Bond Fund  287,187 64,328 31,428 36,078,211 307,747
High Yield Fund  286,918 44,885 26,836 51,474,569 291,346
Floating Rate Fund  252,784 9,941 116,373 16,717,859 152,968
Total Bond Mutual Funds (Cost $4,956,787) 4,167,342
EQUITY MUTUAL FUNDS 70.6%
T. Rowe Price Funds:
Value Fund  2,520,207 195,721 453,815 49,262,041 1,893,140
Growth Stock Fund (2) 1,727,662 316,480 101,383 26,413,815 1,771,575
Equity Index 500 Fund  1,519,267 36,409 144,771 10,972,127 1,148,014
Overseas Stock Fund  1,048,753 72,467 82,418 86,074,212 988,132
International Value Equity Fund  1,097,836 34,592 252,984 57,667,238 847,708
International Stock Fund  896,683 17,314 89,601 46,979,528 812,276
U.S. Large-Cap Core Fund  270,092 337,373 21,575 18,965,279 559,855
Real Assets Fund  549,171 101,781 47,932 40,314,139 556,738
Mid-Cap Growth Fund  493,927 13,246 39,333 4,960,392 468,956
Mid-Cap Value Fund  526,094 56,541 82,060 14,525,151 444,324
U.S. Equity Research Fund  386,570 71,179 35,450 10,888,860 410,837
Emerging Markets Discovery
Stock Fund  395,941 19,678 21,485 29,648,540 369,421
Small-Cap Stock Fund  355,316 14,905 39,778 5,803,593 321,925
Emerging Markets Stock Fund  388,515 9,073 42,679 9,080,669 317,914
Small-Cap Value Fund  378,868 16,004 78,464 5,492,753 284,964
New Horizons Fund (2) 203,115 8,472 24,805 3,853,417 195,908
Total Equity Mutual Funds (Cost $8,363,570) 11,391,687
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,148 424,026 423,669 25,179 2,544
Total Other Mutual Funds (Cost $2,499) 2,544
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 424,406 1,222,596 1,083,551 563,450,728 563,451

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 16,000,000 15,827
Total Short-Term Investments (Cost $579,283) 579,278
Total Investments in Securities 100.1%
(Cost $13,902,139) $ 16,140,851
Other Assets Less Liabilities (0.1)% (8,610)
Net Assets 100.0% $ 16,132,241
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 346 MSCI EAFE Index contracts 3/23 (35,406) $ 221
Short, 276 Russell 2000 E-Mini Index contracts 3/23 (26,208) (1,055)
Short, 462 S&P 500 E-Mini Index contracts 3/23 (91,834) 333
Net payments (receipts) of variation margin to date 1,066
Variation margin receivable (payable) on open futures contracts $ 565

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 45,471 $ (54,752) $ 11,919
Emerging Markets Bond Fund  (7,111) (12,340) 14,147
Emerging Markets Discovery Stock Fund  (2,526) (24,713) 13,434
Emerging Markets Stock Fund  7,934 (36,995) 6,760
Equity Index 500 Fund  208,867 (262,891) 16,020
Floating Rate Fund  (8,213) 6,616 9,621
Growth Stock Fund  63,455 (171,184) —
High Yield Fund  (2,518) (13,621) 14,740
International Bond Fund (USD Hedged)  36,013 (72,778) 10,458
International Stock Fund  1,702 (12,120) 12,958
International Value Equity Fund  4,557 (31,736) 34,323
Limited Duration Inflation Focused Bond Fund  (4,853) (35,319) 24,002
Mid-Cap Growth Fund  9,660 1,116 1,465
Mid-Cap Value Fund  60,686 (56,251) 7,036
New Horizons Fund  5,189 9,126 —
New Income Fund  (33,462) (81,852) 41,146
Overseas Stock Fund  9,836 (50,670) 30,854
Real Assets Fund  (384) (46,282) 15,364
Small-Cap Stock Fund  16,437 (8,518) 2,553
Small-Cap Value Fund  29,682 (31,444) 3,323
Transition Fund  1,581 39 351
U.S. Equity Research Fund  (2,982) (11,462) 5,331
U.S. Large-Cap Core Fund  20,002 (26,035) 4,938
U.S. Treasury Long-Term Index Fund  (19,360) (57,306) 13,471
Value Fund  248,162 (368,973) 40,230
U.S. Treasury Money Fund, 4.61% — — 12,359
Totals $ 687,825# $ (1,450,345) $ 346,803+
# Capital gain distributions from underlying Price funds represented $429,969 of the net realized gain (loss).
+ Investment income comprised $346,803 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2030 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,167,342 $ — $ — $ 4,167,342
Equity Mutual Funds 11,391,687 — — 11,391,687
Other Mutual Funds 2,544 — — 2,544
Short-Term Investments 563,451 15,827 — 579,278
Total Securities 16,125,024 15,827 — 16,140,851
Futures Contracts* 554 — — 554
Total $ 16,125,578 $ 15,827 $ — $ 16,141,405
Liabilities
Futures Contracts* $ 1,055 $ — $ — $ 1,055
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2030 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F142-054Q3 02/23